CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Foreign currency translation adjustment, income taxes	¥ 0	¥ 0	¥ 0
Unrealized holding gain on available for sale securities, income taxes	0	0	0
Reclassification adjustment for gain on available for sale securities realized in net income, income taxes	¥ 0	¥ 0	¥ 0